Goodwill and Identifiable Intangible Assets - Summary of Amortization expense in the accompanying consolidated statements of operations and comprehensive loss (Details) - Mariadb Corporation Ab - USD ($)
$ in Thousands
	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Goodwill and Identifiable Intangible Assets
Amortization of Intangible Assets	$ 224	$ 199
Research and development expenses
Goodwill and Identifiable Intangible Assets
Amortization of Intangible Assets	43
Sales and marketing expenses
Goodwill and Identifiable Intangible Assets
Amortization of Intangible Assets	52	59
General and administrative expenses
Goodwill and Identifiable Intangible Assets
Amortization of Intangible Assets	$ 129	$ 140